Significant accounting policies - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($) segment $ / shares shares	Jun. 30, 2022 USD ($)	Aug. 15, 2023 USD ($)	Jun. 27, 2023 USD ($)	Apr. 13, 2023 USD ($)	Feb. 15, 2023 USD ($)	Feb. 14, 2022 USD ($)	Jun. 30, 2021 USD ($)
Significant accounting policies
Year-end exchange rate	0.6630	0.6889
Net loss	$ (15,217)	$ (6,193)
Used net cash in operating activities	(9,051)	(4,110)
Net current liabilities	23,600
Net total deficit	29,415	$ 16,228						$ 13,111
Loans and convertible promissory notes	$ 19,800
Net present value of remaining cash flow, percentage	10.00%
Impairment loss	$ 0
Fair value of deferred consideration annual discount rate	7.28%
Acquired percentage of shares	50.00%
Business Combination Agreement
Significant accounting policies
Ordinary shares issued | shares	490,179
Subscription amount	$ 5,000
Investments each of shares | $ / shares	$ 1
Additional investment | $ / shares	$ 3
Total financing requirement	$ 10,000
Number of operating segments | segment	1
Maximum | Business Combination Agreement
Significant accounting policies
Ordinary shares issued | shares	490,197
Nabors Lux | Business Combination Agreement
Significant accounting policies
Aggregate principal amount							$ 5,000
AgCentral Energy | Business Combination Agreement
Significant accounting policies
Aggregate principal amount							$ 10,000
Notes Subscription Agreement
Significant accounting policies
Remaining commitment borrowing			$ 2,500
Notes Subscription Agreement | Nabors Lux
Significant accounting policies
Debt maximum borrowing capacity				$ 5,000		$ 5,000
Notes Subscription Agreement | AgCentral Energy
Significant accounting policies
Debt maximum borrowing capacity	$ 5,000
Commitment of debt borrowings	5,000				$ 2,500
Equity Subscription Agreement | Nabors Lux
Significant accounting policies
Debt maximum borrowing capacity	15,000
Equity Subscription Agreement | AgCentral Energy
Significant accounting policies
Debt maximum borrowing capacity	$ 30,000